Significant Accounting Policies - Long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-lived assets
Goodwill impairment loss	¥ 0	¥ 0
Impairment charge	¥ 0	¥ 0	¥ 0
Major Accounting and ERP Software
Long-lived assets
Estimated useful lives (in years)	10 years
Other software
Long-lived assets
Estimated useful lives (in years)	3 years
Copy rights
Long-lived assets
Estimated useful lives (in years)	5 years
Computers and equipment
Long-lived assets
Estimated useful lives (in years)	3 years
Vehicle
Long-lived assets
Estimated useful lives (in years)	4 years
Furniture and fixtures
Long-lived assets
Estimated useful lives (in years)	5 years
Minimum | Copy rights
Long-lived assets
Estimated useful lives (in years)	3 years
Maximum | Copy rights
Long-lived assets
Estimated useful lives (in years)	10 years